Note 16 - Investment Securities (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of investment securities portions [text block]
	2020	2019

Debt held-to-maturity (i)	213.9	163.6
Non-current investments in securities	213.9	163.6

Financial assets at fair value through profit or loss-held for trading	1,700.0	14.6
Current investments in securities	1,700.0	14.6

Total	1,913.9	178.2